Retirement Benefit Plans and Postretirement and Postemployment Benefit Obligations (Details 6) (Deferred Compensation Plan, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2014	Dec. 29, 2013
Deferred Compensation Plan
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Maximum percentage of compensation that may be deferred	100.00%
Liability to plan participants	$ 21.4	$ 22.4